Inventories - Summary of Inventories, Net of Reserves (Detail) - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 858	$ 716
Finished goods	87,499	78,191
Total inventory	$ 88,357	$ 78,907